Trade and Other Current Receivables - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Current Receivables [Line Items]
Other receivables	€ 1,442	€ 1,331
Current trade receivables	4,350	3,439
Impairment provision	214	184	€ 166
Current trade receivables [member]
Trade and Other Current Receivables [Line Items]
Impairment provision	188	160
Other Current Receivables [member]
Trade and Other Current Receivables [Line Items]
Impairment provision	13	10
Non Current Trade And Other Receivables [Member]
Trade and Other Current Receivables [Line Items]
Impairment provision	13	14
Financial asset [Member]
Trade and Other Current Receivables [Line Items]
Other receivables	299	281
Non Financial Asset [Member]
Trade and Other Current Receivables [Line Items]
Other receivables	1,142	1,050
Rebates Payable To Customers [Member]
Trade and Other Current Receivables [Line Items]
Current trade receivables	€ 3,062	€ 2,766